Subsequent events (Details) $ in Thousands	1 Months Ended			12 Months Ended
	Mar. 31, 2022	Mar. 30, 2022 USD ($) aircraft financialInstitution	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Feb. 24, 2022 USD ($)	Feb. 23, 2022 aircraft
Subsequent Event [Line Items]
Property, plant and equipment at carrying value			$ 35,156,450	$ 57,825,056	$ 35,156,450	$ 35,870,781
Maintenance rights assets and other lease-related assets			649,914	4,444,520	649,914
Maintenance liabilities and other lease-related liabilities			$ 1,750,395	2,900,651	1,750,395	2,190,159
Lease income				4,412,003	4,321,006	4,682,266
AerFunding Revolving Credit Facility | Term loan
Subsequent Event [Line Items]
Debt instrument term			32 months
Basic lease rents
Subsequent Event [Line Items]
Lease income				3,891,089	$ 3,761,611	$ 4,281,260
Subsequent event
Subsequent Event [Line Items]
Letters of credit outstanding							$ 260,000
Proceeds from letters of credit		$ 175,000
Number of financial institutions with which the company initiated legal proceedings against | financialInstitution		1
Subsequent event | Insurance Claims
Subsequent Event [Line Items]
Insurance coverage claimable by entity							$ 3,500,000
Subsequent event | AerFunding Revolving Credit Facility | Term loan
Subsequent Event [Line Items]
Debt instrument term	30 months
Russian Federation
Subsequent Event [Line Items]
Property, plant and equipment at carrying value				3,100,000
Property, plant and equipment, gross				3,300,000
Maintenance rights assets and other lease-related assets				500,000
Maintenance liabilities and other lease-related liabilities				700,000
Russian Federation | Repossessed Russian assets
Subsequent Event [Line Items]
Property, plant and equipment at carrying value				400,000
Russian Federation | Basic lease rents
Subsequent Event [Line Items]
Lease income				33,000
Russian Federation | Subsequent event
Subsequent Event [Line Items]
Number of aircraft on lease | aircraft								135
Number of engines on lease | aircraft								14
Number of helicopters on lease | aircraft								0
Number of aircraft repossessed | aircraft		22
Number of engines repossessed | aircraft		3
Russian Federation | Subsequent event | Shannon Engine Support Ltd (“SES”)
Subsequent Event [Line Items]
Number of engines on lease | aircraft								14
Ukraine
Subsequent Event [Line Items]
Property, plant and equipment at carrying value				$ 125,000
Ukraine | Subsequent event
Subsequent Event [Line Items]
Number of aircraft on lease | aircraft		2						7
Number of aircraft on lease currently in temporary storage | aircraft		5